Net revenues - summary of revenue by segment and type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
summary of revenue by type and segment [Line Items]
Sales of goods	€ 104,990	€ 102,029	€ 102,279
Services provided	3,871	2,182	2,212
Contract revenues	958	935	746
Revenues from goods and services	109,819
Lease installments from assets sold with a buy-back commitment	394	421	405
Interest income of financial services activities	199	163	156
Total Net revenues	110,412	105,730	105,798
NAFTA
summary of revenue by type and segment [Line Items]
Total Net revenues	72,353	66,047	69,054
LATAM
summary of revenue by type and segment [Line Items]
Total Net revenues	8,142	7,994	6,158
APAC
summary of revenue by type and segment [Line Items]
Total Net revenues	2,646	3,218	3,638
EMEA
summary of revenue by type and segment [Line Items]
Total Net revenues	22,714	22,584	21,733
Maserati
summary of revenue by type and segment [Line Items]
Total Net revenues	2,645	4,037	3,470
Other Activities
summary of revenue by type and segment [Line Items]
Total Net revenues	1,912
Operating segments [member] | NAFTA
summary of revenue by type and segment [Line Items]
Sales of goods	69,908
Services provided	2,287
Contract revenues	0
Revenues from goods and services	72,195
Lease installments from assets sold with a buy-back commitment	158
Interest income of financial services activities	0
Total Net revenues	72,384	66,094	69,094
Operating segments [member] | LATAM
summary of revenue by type and segment [Line Items]
Sales of goods	7,756
Services provided	270
Contract revenues	0
Revenues from goods and services	8,026
Lease installments from assets sold with a buy-back commitment	0
Interest income of financial services activities	116
Total Net revenues	8,152	8,004	6,197
Operating segments [member] | APAC
summary of revenue by type and segment [Line Items]
Sales of goods	2,560
Services provided	21
Contract revenues	0
Revenues from goods and services	2,581
Lease installments from assets sold with a buy-back commitment	0
Interest income of financial services activities	65
Total Net revenues	2,703	3,250	3,662
Operating segments [member] | EMEA
summary of revenue by type and segment [Line Items]
Sales of goods	21,516
Services provided	945
Contract revenues	0
Revenues from goods and services	22,461
Lease installments from assets sold with a buy-back commitment	235
Interest income of financial services activities	18
Total Net revenues	22,815	22,700	21,860
Operating segments [member] | Maserati
summary of revenue by type and segment [Line Items]
Sales of goods	2,606
Services provided	39
Contract revenues	0
Revenues from goods and services	2,645
Lease installments from assets sold with a buy-back commitment	0
Interest income of financial services activities	0
Total Net revenues	2,663	€ 4,058	€ 3,479
Operating segments [member] | Other Activities
summary of revenue by type and segment [Line Items]
Sales of goods	644
Services provided	309
Contract revenues	958
Revenues from goods and services	1,911
Lease installments from assets sold with a buy-back commitment	1
Interest income of financial services activities	€ 0